April 23, 2012

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Neuberger Berman Alternative Funds
-Neuberger Berman Absolute Return Multi-Manager Fund
            Class A, Class C and Institutional Class
File Nos. 333-122847; 811-21715
Re:  Post-Effective Amendment No. 15

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C (“Rule 485(b)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (“PEA 15”) on behalf of Class A, Class C and Institutional Class of Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).

PEA 15 includes the prospectus and statement of additional information relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.  This transmission also includes a conformed copy of our firm’s representation letter pursuant to Rule 485(b), the original of which is also maintained at the office of the Registrant.

Should you have any questions, please do not hesitate to call me at (202) 778-9473 or Lori L. Schneider at (202) 778-9305.  Thank you for your attention.

Sincerely,

/s/ Franklin H. Na